Earnings Per Share (Tables)	12 Months Ended
Jan. 31, 2024
Text block [abstract]
Basic Earnings Per Share
Details of basic earnings per share were as follows:

	Years ended
	January 31, 2024	January 31, 2023
Net income attributable to shareholders	$743.4	$863.9

Weighted average number of shares	77,166,505	79,382,008

Earnings per share - basic	$9.63	$10.88

Diluted Earnings Per Share
Details of diluted earnings per share were as follows:

	Years ended
	January 31, 2024	January 31, 2023
Net income attributable to shareholders	$743.4	$863.9

Weighted average number of shares	77,166,505	79,382,008
Dilutive effect of stock options	1,357,285	1,564,094
Weighted average number of diluted shares	78,523,790	80,946,102

Earnings per share - diluted	$9.47	$10.67